INVENTORIES, NET	12 Months Ended
Mar. 31, 2025
INVENTORIES, NET
INVENTORIES, NET

NOTE 6 — INVENTORIES, NET

Inventories, net consists of the following:

	March 31,	March 31,
	2025	2024
Purchased office equipment for sale	$1,015,852	$1,239,240
Equipment parts and supplies	755,735	695,023
Other supplies	46,615	48,733
Subtotal	1,818,202	1,982,996
Less: inventory reserve	(18,182)	(19,830)
Inventories, net	$1,800,020	$1,963,166

The Company periodically evaluates inventories against their net realizable value, and reduces the carrying value of those inventories that are obsolete or in excess of the forecasted usage to their estimated net realizable value based on various factors including aging and future demand of each type of inventories.